Net loss per share - Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net loss attributable to common share holders, basic		$ (1,007,454)	$ (484,858)
Net loss attributable to common share holders, diluted	$ (465,789)
Weighted-average number of common shares outstanding, basic (in shares)		1,911,580	1,681,417
Weighted-average number of common shares outstanding, diluted (in shares)	2,027,328
Net loss per share - basic (in dollars per share)	$ (0.23)	$ (0.53)	$ (0.29)
Net loss per share - diluted (in dollars per share)	$ (0.23)	$ (0.53)	$ (0.29)